UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21862

Banc of America Funds Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	10/31/07

Date of reporting period:	1/31/07

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
January 31, 2007 (Unaudited)	Banc of America Retirement 2005 Portfolio

		Shares	Value ($ )*
Investment Companies(a) – 97.4%
	Columbia Acorn International, Class Z	4	169
	Columbia Cash Reserves, Capital Class Shares	910	910
	Columbia High Income Fund, Class Z	114	1,045
	Columbia Large Cap Enhanced Core Fund, Class Z	809	12,055
	Columbia Large Cap Value Fund, Class Z	140	2,148
	Columbia Marsico Focused Equities Fund, Class Z	117	2,717
	Columbia Mid Cap Growth Fund, Class Z	81	2,107
	Columbia Mid Cap Value Fund, Class Z	108	1,622
	Columbia Multi-Advisor International Equity Fund, Class Z	341	5,956
	Columbia Short Term Bond Fund, Class Z	98	962
	Columbia Small Cap Growth Fund II, Class Z	45	642
	Columbia Small Cap Value Fund II, Class Z	48	662
	Columbia Total Return Bond Fund, Class Z	1,710	16,568

	Total Investment Companies (cost of $44,336)		47,563

		Par ($)
Short-Term Obligation – 94.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/07, due 02/01/07 at 5.05%, collateralized by a U.S. Government Agency Obligation maturing 09/17/10, market value of $49,566 (repurchase proceeds $46,006)	46,000	46,000

	Total Short-Term Obligation (cost of $46,000)		46,000

	Total Investments – 191.5% (cost of $90,336)(b)(c)		93,563

	Other Assets & Liabilities, Net – (91.5)%		(44,717)

	Net Assets – 100.0%		48,846

Notes to Investment Portfolio:
* Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

1

(a) Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by, Columbia Management Advisors, LLC or one of its affiliates.

(b) Cost for federal income tax purposes is $90,336.

(c) Unrealized appreciation and depreciation at January 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,229	$(2)	$3,227

2

INVESTMENT PORTFOLIO
January 31, 2007 (Unaudited)	Banc of America Retirement 2010 Portfolio

		Shares	Value ($ )*
Investment Companies(a) – 93.9%
	Columbia Acorn International, Class Z	13	522
	Columbia Cash Reserves, Capital Class Shares	1,125	1,125
	Columbia High Income Fund, Class Z	27	244
	Columbia Large Cap Enhanced Core Fund, Class Z	1,069	15,926
	Columbia Large Cap Value Fund, Class Z	206	3,171
	Columbia Marsico Focused Equities Fund, Class Z	165	3,845
	Columbia Mid Cap Growth Fund, Class Z	111	2,885
	Columbia Mid Cap Value Fund, Class Z	154	2,313
	Columbia Multi-Advisor International Equity Fund, Class Z	439	7,674
	Columbia Small Cap Growth Fund II, Class Z	63	899
	Columbia Small Cap Value Fund II, Class Z	69	958
	Columbia Total Return Bond Fund, Class Z	1,944	18,837

	Total Investment Companies (cost of $54,204)		58,399

		Par ($)
Short-Term Obligation – 72.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/07, due 02/01/07 at 5.05%, collateralized by a U.S. Government Agency Obligation maturing 09/17/10, market value of $49,566 (repurchase proceeds $45,006)	45,000	45,000

	Total Short-Term Obligation (cost of $45,000)		45,000

	Total Investments – 166.3% (cost of $99,204)(b)(c)		103,399

	Other Assets & Liabilities, Net – (66.3)%		(41,228)

	Net Assets – 100.0%		62,171

Notes to Investment Portfolio:

*      Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a) Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by, Columbia Management Advisors, LLC or one of its affiliates.

(b) Cost for federal income tax purposes is $99,204.

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(c) Unrealized appreciation and depreciation at January 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,197	$(2)	$4,195

2

INVESTMENT PORTFOLIO
January 31, 2007 (Unaudited)	Banc of America Retirement 2015 Portfolio

		Shares	Value ($ )*
Investment Companies(a) – 99.9%
	Columbia Acorn International, Class Z	1,041	42,679
	Columbia Cash Reserves, Capital Class Shares	69,549	69,549
	Columbia Large Cap Enhanced Core Fund, Class Z	66,863	996,256
	Columbia Large Cap Value Fund, Class Z	14,002	215,074
	Columbia Marsico Focused Equities Fund, Class Z	10,681	249,082
	Columbia Mid Cap Growth Fund, Class Z	7,205	187,197
	Columbia Mid Cap Value Fund, Class Z	10,147	152,613
	Columbia Multi-Advisor International Equity Fund, Class Z	25,985	453,962
	Columbia Small Cap Growth Fund II, Class Z	4,969	70,557
	Columbia Small Cap Value Fund II, Class Z	5,587	77,610
	Columbia Total Return Bond Fund, Class Z	100,705	975,831

	Total Investment Companies (cost of $3,344,796)		3,490,410

		Par ($)
Short-Term Obligation – 1.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/07, due 02/01/07 at 5.050%, collateralized by a U.S. Government Agency Obligation maturing 09/17/10, market value of $49,566 (repurchase proceeds $48,007)	48,000	48,000

	Total Short-Term Obligation (cost of $48,000)		48,000

	Total Investments – 101.3% (cost of $3,392,796)(b)(c)		3,538,410

	Other Assets & Liabilities, Net – (1.3)%		(46,416)

	Net Assets – 100.0%		3,491,994

Notes to Investment Portfolio:
* Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the shares of the respective Underling Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a) Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b) Cost for federal income tax purposes is $3,392,796.

1

(c) Unrealized appreciation and depreciation at January 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$148,603	$(2,989)	$145,614

2

INVESTMENT PORTFOLIO
January 31, 2007 (Unaudited)	Banc of America Retirement 2020 Portfolio

		Shares	Value ($ )*
Investment Companies(a) – 98.5%
	Columbia Acorn International, Class Z	33	1,352
	Columbia Cash Reserves, Capital Class Shares	1,616	1,616
	Columbia Large Cap Enhanced Core Fund, Class Z	1,540	22,943
	Columbia Large Cap Value Fund, Class Z	366	5,617
	Columbia Marsico Focused Equities Fund, Class Z	273	6,371
	Columbia Mid Cap Growth Fund, Class Z	187	4,847
	Columbia Mid Cap Value Fund, Class Z	270	4,059
	Columbia Multi-Advisor International Equity Fund, Class Z	622	10,867
	Columbia Small Cap Growth Fund II, Class Z	144	2,042
	Columbia Small Cap Value Fund II, Class Z	163	2,259
	Columbia Total Return Bond Fund, Class Z	1,915	18,560

	Total Investment Companies (cost of $76,109)		80,533

		Par ($)
Short-Term Obligation – 56.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/07, due 02/01/07 at 5.050%, collateralized by a U.S. Government Agency maturing 09/17/10, market value of $49,566 (repurchase proceeds $46,006)	46,000	46,000

	Total Short-Term Obligation (cost of $46,000)		46,000

	Total Investments – 154.7% (cost of $122,109)(b)(c)		126,533

	Other Assets & Liabilities, Net – (54.7)%		(44,721)

	Net Assets – 100.0%		81,812

Notes to Investment Portfolio:
* Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a) Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b) Cost for federal income tax purposes is $122,109.

1

(c) Unrealized appreciation and depreciation at January 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,475	$(51)	$4,424

2

INVESTMENT PORTFOLIO
January 31, 2007 (Unaudited)	Banc of America Retirement 2025 Portfolio

		Shares	Value ($ )*
Investment Companies (a) – 99.9%
	Columbia Acorn International, Class Z	1,857	76,114
	Columbia Cash Reserves, Capital Class Shares	71,420	71,420
	Columbia Large Cap Enhanced Core Fund, Class Z	69,806	1,040,103
	Columbia Large Cap Value Fund, Class Z	18,063	277,447
	Columbia Marsico Focused Equities Fund, Class Z	13,291	309,953
	Columbia Mid Cap Growth Fund, Class Z	8,782	228,163
	Columbia Mid Cap Value Fund, Class Z	12,937	194,573
	Columbia Multi-Advisor International Equity Fund, Class Z	28,382	495,828
	Columbia Small Cap Growth Fund II, Class Z	6,134	87,102
	Columbia Small Cap Value Fund II, Class Z	8,703	120,890
	Columbia Total Return Bond Fund, Class Z	66,287	642,320

	Total Investment Companies (cost of $3,357,695)		3,543,913

		Par ($)
Short-Term Obligation – 1.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/07, due 02/01/07 at 5.050%, collateralized by a U.S. Government Agency maturing 09/17/10, market value of $49,588 (repurchase proceeds $45,006)	45,000	45,000

	Total Short-Term Obligation (cost of $45,000)		45,000

	Total Investments – 101.2% (cost of $3,402,695)(b)(c)		3,588,913

	Other Assets & Liabilities, Net – (1.2)%		(43,669)

	Net Assets – 100.0%		3,545,244

Notes to Investment Portfolio:
* Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a) Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b) Cost for federal income tax purposes is $3,402,695.

1

(c) Unrealized appreciation and depreciation at January 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$188,167	$(1,949)	$186,218

2

INVESTMENT PORTFOLIO
January 31, 2007 (Unaudited)	Banc of America Retirement 2030 Portfolio

		Shares	Value ($)*
Investment Companies(a) – 99.1%
	Columbia Acorn International, Class Z	90	3,674
	Columbia Cash Reserves, Capital Class Shares	2,715	2,715
	Columbia Large Cap Enhanced Core Fund, Class Z	2,787	41,531
	Columbia Large Cap Value Fund, Class Z	780	11,988
	Columbia Marsico Focused Equities Fund, Class Z	569	13,277
	Columbia Mid Cap Growth Fund, Class Z	359	9,337
	Columbia Mid Cap Value Fund, Class Z	534	8,031
	Columbia Multi-Advisor International Equity Fund, Class Z	1,135	19,830
	Columbia Small Cap Growth Fund II, Class Z	248	3,517
	Columbia Small Cap Value Fund II, Class Z	376	5,218
	Columbia Total Return Bond Fund, Class Z	1,822	17,659

	Total Investment Companies (cost of $129,399)		136,777

		Par ($)
Short-Term Obligation – 33.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/07, due 02/01/07 at 5.050%, collateralized by a U.S. Government Agency Obligation maturing 09/17/10, market value of $49,566 (repurchase proceeds $46,006)	46,000	46,000

	Total Investments – 132.4% (cost of $175,399)(b)(c)		182,777

	Other Assets & Liabilities, Net – (32.4)%		(44,732)

	Net Assets – 100.0%		138,045

Notes to Investment Portfolio:
* Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a) Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC, or one of its affiliates.

(b) Cost for federal income tax purposes is $175,399.

(c) Unrealized appreciation and depreciation at January 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,669	$(291)	$7,378

1

INVESTMENT PORTFOLIO
January 31, 2007 (Unaudited)	Banc of America Retirement 2035 Portfolio

		Shares	Value ($ )*
Investment Companies(a) – 100.0%
	Columbia Acorn International, Class Z	2,708	110,965
	Columbia Cash Reserves, Capital Class Shares	67,734	67,734
	Columbia Large Cap Enhanced Core Fund, Class Z	68,190	1,016,032
	Columbia Large Cap Value Fund, Class Z	21,496	330,186
	Columbia Marsico Focused Equities Fund, Class Z	15,497	361,389
	Columbia Mid Cap Growth Fund, Class Z	9,879	256,646
	Columbia Mid Cap Value Fund, Class Z	14,918	224,374
	Columbia Multi-Advisor International Equity Fund, Class Z	28,679	501,017
	Columbia Small Cap Growth Fund II, Class Z	7,305	103,730
	Columbia Small Cap Value Fund II, Class Z	10,668	148,179
	Columbia Total Return Bond Fund, Class Z	27,844	269,804

	Total Investment Companies (cost of $3,188,990)		3,390,056

		Par ($)
Short-Term Obligation – 1.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/07, due 02/01/07 at 5.050%, collateralized by a U.S. Government Agency Obligation maturing 09/17/10, market value of $54,523 (repurchase proceeds $49,007)	49,000	49,000

	Total Short-Term Obligation (cost of $49,000)		49,000

	Total Investments – 101.4% (cost of $3,237,990)(b)(c)		3,439,056

	Other Assets & Liabilities, Net – (1.4)%		(48,527)

	Net Assets – 100.0%		3,390,529

Notes to Investment Portfolio:
* Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a) Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b) Cost for federal income tax purposes is $3,237,990.

1

(c) Unrealized appreciation and depreciation at January 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$201,956	$(890)	$201,066

2

INVESTMENT PORTFOLIO
January 31, 2007 (Unaudited)	Banc of America Retirement 2040 Portfolio

		Shares	Value ($ )*
Investment Companies(a) – 99.6%
	Columbia Acorn International, Class Z	318	13,046
	Columbia Cash Reserves, Capital Class Shares	6,490	6,490
	Columbia Large Cap Enhanced Core Fund, Class Z	6,348	94,580
	Columbia Large Cap Value Fund, Class Z	2,404	36,930
	Columbia Marsico Focused Equities Fund, Class Z	1,724	40,201
	Columbia Mid Cap Growth Fund, Class Z	1,020	26,506
	Columbia Mid Cap Value Fund, Class Z	1,568	23,577
	Columbia Multi-Advisor International Equity Fund, Class Z	2,961	51,720
	Columbia Small Cap Growth Fund II, Class Z	861	12,225
	Columbia Small Cap Value Fund II, Class Z	1,226	17,033
	Columbia Total Return Bond Fund, Class Z	1,000	9,685

	Total Investment Companies (cost of $318,978)		331,993

		Par ($)
Short-Term Obligation – 13.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/07, due 02/01/07 at 5.050%, collateralized by a U.S. Government Agency Obligation maturing 09/17/10, market value of $49,566 (repurchase proceeds $46,006)	46,000	46,000

	Total Short-Term Obligation (cost of $46,000)		46,000

	Total Investments – 113.4% (cost of $364,978)(b)(c)		377,993

	Other Assets & Liabilities, Net – (13.4)%		(44,775)

	Net Assets – 100.0%		333,218

Notes to Investment Portfolio:
* Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a) Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC, or one of its affiliates.

(b) Cost for federal income tax purposes is $364,978.

1

(c) Unrealized appreciation and depreciation at January 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$13,734	$(719)	$13,015

2

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Banc of America Funds Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 29, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 29, 2007